Note 10 - Stock-Based Compensation - Schedule of Share-Based Payment Award (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares
Common stock fair value (in dollars per share) | $ / shares	$ 300
Expected dividend yield | $	$ 0
Minimum [Member]
Risk-free interest rate	3.59%
Expected Option life (in years) (Year)	5 years 29 days
Expected stock price volatility	131.30%
Maximum [Member]
Risk-free interest rate	3.60%
Expected Option life (in years) (Year)	5 years 6 months
Expected stock price volatility	138.00%